Shareholder Report, Holdings (Details)	Jun. 30, 2024
Fidelity Series Opportunistic Insights Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Series Opportunistic Insights Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Series Opportunistic Insights Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Series Opportunistic Insights Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Series Opportunistic Insights Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Series Opportunistic Insights Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Series Opportunistic Insights Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Opportunistic Insights Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Series Opportunistic Insights Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Series Opportunistic Insights Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Series Opportunistic Insights Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Series Opportunistic Insights Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity Series Opportunistic Insights Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Series Opportunistic Insights Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Series Opportunistic Insights Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Series Opportunistic Insights Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Series Opportunistic Insights Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Series Opportunistic Insights Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Fidelity Series Opportunistic Insights Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Series Opportunistic Insights Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Opportunistic Insights Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	94.50%
Fidelity Series Opportunistic Insights Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Series Opportunistic Insights Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Opportunistic Insights Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series Opportunistic Insights Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series Opportunistic Insights Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series Opportunistic Insights Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series Opportunistic Insights Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Opportunistic Insights Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Opportunistic Insights Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Opportunistic Insights Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Fidelity Series Opportunistic Insights Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series Opportunistic Insights Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Opportunistic Insights Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor New Insights Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor New Insights Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor New Insights Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor New Insights Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor New Insights Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor New Insights Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor New Insights Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor New Insights Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor New Insights Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor New Insights Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor New Insights Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor New Insights Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Fidelity Advisor New Insights Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor New Insights Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor New Insights Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor New Insights Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor New Insights Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor New Insights Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor New Insights Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Advisor New Insights Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor New Insights Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor New Insights Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Fidelity Advisor New Insights Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor New Insights Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor New Insights Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor New Insights Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor New Insights Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor New Insights Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor New Insights Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor New Insights Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor New Insights Fund - Class A | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor New Insights Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Advisor New Insights Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor New Insights Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor New Insights Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor New Insights Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor New Insights Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor New Insights Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor New Insights Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor New Insights Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor New Insights Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor New Insights Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor New Insights Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor New Insights Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor New Insights Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor New Insights Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor New Insights Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Fidelity Advisor New Insights Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor New Insights Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor New Insights Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor New Insights Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor New Insights Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor New Insights Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor New Insights Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Advisor New Insights Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor New Insights Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor New Insights Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Fidelity Advisor New Insights Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor New Insights Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor New Insights Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor New Insights Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor New Insights Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor New Insights Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor New Insights Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor New Insights Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor New Insights Fund - Class Z | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor New Insights Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Advisor New Insights Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor New Insights Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor New Insights Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Contrafund K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Contrafund K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Contrafund K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Contrafund K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Contrafund K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Contrafund K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Contrafund K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Contrafund K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Contrafund K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Contrafund K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Contrafund K6 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Contrafund K6 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity Contrafund K6 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Contrafund K6 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Contrafund K6 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Contrafund K6 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Contrafund K6 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Contrafund K6 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Contrafund K6 | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Contrafund K6 | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Contrafund K6 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.80%
Fidelity Contrafund K6 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Contrafund K6 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Contrafund K6 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Contrafund K6 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Contrafund K6 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Contrafund K6 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Contrafund K6 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Contrafund K6 | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Contrafund K6 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Contrafund K6 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Fidelity Contrafund K6 | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Contrafund K6 | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Contrafund K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Contrafund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Contrafund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Contrafund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Contrafund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Contrafund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Contrafund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Contrafund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Contrafund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Contrafund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Contrafund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Contrafund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Contrafund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Fidelity Contrafund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Contrafund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Contrafund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Contrafund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Contrafund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Contrafund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Fidelity Contrafund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Contrafund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Contrafund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	94.90%
Fidelity Contrafund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Contrafund - Class K | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Contrafund - Class K | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Contrafund - Class K | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Contrafund - Class K | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Contrafund - Class K | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Contrafund - Class K | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Contrafund - Class K | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Contrafund - Class K | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Contrafund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Fidelity Contrafund - Class K | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Contrafund - Class K | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Contrafund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Contrafund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Contrafund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Contrafund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Contrafund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Contrafund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Contrafund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Contrafund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Contrafund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Contrafund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Contrafund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Contrafund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Contrafund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Fidelity Contrafund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Contrafund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Contrafund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Contrafund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Contrafund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Contrafund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Fidelity Contrafund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Contrafund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Contrafund | United States
Holdings [Line Items]
Percent of Net Asset Value	94.90%
Fidelity Contrafund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Contrafund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Contrafund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Contrafund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Contrafund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Contrafund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Contrafund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Contrafund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Contrafund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Contrafund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Fidelity Contrafund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Contrafund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Contrafund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor New Insights Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor New Insights Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor New Insights Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor New Insights Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor New Insights Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor New Insights Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor New Insights Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor New Insights Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor New Insights Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor New Insights Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor New Insights Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor New Insights Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Fidelity Advisor New Insights Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor New Insights Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor New Insights Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor New Insights Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor New Insights Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor New Insights Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor New Insights Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Advisor New Insights Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor New Insights Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor New Insights Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Fidelity Advisor New Insights Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor New Insights Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor New Insights Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor New Insights Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor New Insights Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor New Insights Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor New Insights Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor New Insights Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor New Insights Fund - Class I | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor New Insights Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Advisor New Insights Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor New Insights Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor New Insights Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor New Insights Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor New Insights Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor New Insights Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor New Insights Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor New Insights Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor New Insights Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor New Insights Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor New Insights Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor New Insights Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor New Insights Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor New Insights Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor New Insights Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Fidelity Advisor New Insights Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor New Insights Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor New Insights Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor New Insights Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor New Insights Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor New Insights Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor New Insights Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Advisor New Insights Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor New Insights Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor New Insights Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Fidelity Advisor New Insights Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor New Insights Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor New Insights Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor New Insights Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor New Insights Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor New Insights Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor New Insights Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor New Insights Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor New Insights Fund - Class C | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor New Insights Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Advisor New Insights Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor New Insights Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor New Insights Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor New Insights Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor New Insights Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor New Insights Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor New Insights Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor New Insights Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor New Insights Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor New Insights Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor New Insights Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor New Insights Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor New Insights Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor New Insights Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor New Insights Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Fidelity Advisor New Insights Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor New Insights Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor New Insights Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor New Insights Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor New Insights Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor New Insights Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor New Insights Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Advisor New Insights Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor New Insights Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor New Insights Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Fidelity Advisor New Insights Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor New Insights Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor New Insights Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor New Insights Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor New Insights Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor New Insights Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor New Insights Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor New Insights Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor New Insights Fund - Class M | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor New Insights Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Advisor New Insights Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor New Insights Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor New Insights Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%